Loans, borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Loans, Borrowings and Debentures

	Interest
Description (i)	Index at December 31, 2017	Annual interest	December 31, 2017	December 31, 2016	Maturity
Loan and borrowings
BNDES	URTJLP	8.83%	2,270,055	2,663,073	Jun-29
	Fixed	5.26%	1,281,416	1,233,476	Feb-25
	TJ462	9.89%	485,807	651,371	Oct-20
	Selic	8.82%	221,222	271,745	Oct-20
	Selic	9.00%	66,794	41,650	Jun-23
	TJLP	9.08%	120,573	137,130	Jun-23
	Selic	13.65%	4,075	5,277	Sep-20
	Fixed	3.89%	2,695	3,930	Jan-24
	IPCA	10.74%	2,840	3,453	Nov-21
	URTJLP	8.79%	—	17	Jan-17
EIB	US$	3.88%	127,190	170,848	Jun-20
	US$	2.94%	70,611	89,899	Sep-20
	US$ + LIBOR6M	1.90%	138,778	172,263	May-21
	US$ + LIBOR6M	1.98%	149,386	179,951	Sep-21
Foreign loans	GBP + Libor	3.77%	312,642	218,232	Dec-22
	GBP + Libor	1.98%	157,432	—	Jul-19
NCE	112% of CDI	7.75%	59,858	120,069	Dec-18
	CDI + 3.47%	11.89%	—	80,486	Nov-17
	CDI + 3.50%	10.63%	294,968	294,516	Dec-18
	125% of CDI	8.69%	644,766	552,576	Dec-23
Perpetual Notes	US$	8.25%	1,674,847	1,650,089	—
Resolution 4131	US$	2.66%	68,305	133,957	Nov-19
	US$ + Libor	4.79%	50,868	32,798	Oct-20
	US$	2.40%	415,762	407,306	Mar-18
Senior Notes Due 2018	Fixed	9.50%	168,052	168,163	Mar-18
Senior Notes Due 2023	US$	5.00%	339,665	322,062	Mar-23
Senior Notes Due 2027	US$	7.00%	2,530,443	2,304,384	Jan-27
Senior Notes Due 2024	US$	7.38%	2,570,622	—	Feb-24
Senior Notes Due 2024	Fixed	5.95%	1,664,850	—	Sep-24
FINEP	Fixed	5.00%	93,058	109,233	Nov-22
Trade banks	CDI + 4.91% p.a.	12.14%	98,117	163,815	Jun-19
	Fixed US$	5.45%	95,040	86,140	Dec-21
Working capital	CDI + 2.80% p.a.	9.88%	391,693	390,024	Dec-18
	CDI + 2.95% p.a.	10.04%	286,463	287,168	Dec-18
	CDI + 0.31% p.m.	10.93%	1,117	9,988	Jan-18
	CDI + 0.33% p.m.	11.20%	3,345	—	Mar-18
	120% of CDI	8.32%	21,221	—	May-18
	120% of CDI	8.39%	10,440	—	Jul-18
	120% of CDI	8.38%	20,879	—	Jul-18
Bank overdrafts	125.5% of CDI	8.72%	94	22,605	Mar-18
Prepayment	US$+Libor	3.86%	10,039	55,641	Apr-18
FINIMP	US$+Libor	3.52%	—	40,798	Jun-17

			16,926,028	13,074,133

	Interest
Description(i)	Index at December 31, 2017	Annual interest	December 31, 2017	December 31, 2016	Maturity
Debentures
Non-convertible debentures	CDI + 2.05% p.a.	9.08%	152,573	154,284	Apr-18
	CDI + 1.30% p.a.	11.57%	—	300,183	Sep-17
	CDI + 3.50% p.a.	10.63%	1,359,125	2,347,271	Jun-23
	IPCA + 5.10%	8.04%	363,894	346,276	Sep-18
	IPCA + 5.57%	8.52%	197,923	183,189	Sep-20
	IPCA + 7.14%	10.09%	293,312	284,660	Dec-20
	IPCA + 7.48%	10.43%	263,701	255,929	Dec-22
	IPCA + 7.36%	10.30%	86,927	84,364	Dec-25
	IPCA + 5.87%	8.81%	726,827	660,029	Dec-23
	IPCA + 4.33%	7.27%	396,328	—	Oct-24
	108 % of CDI	7.46%	171,515	350,852	Jul-18
	Fixed	13.13%	163,750	163,862	Oct-20
	128 % of CDI	8.90%	499,576	—	Dec-25
	CDI + 0.90%	7.85%	87,467	133,465	Sep-19

			4,762,918	5,264,364
Total			21,688,946	18,338,497

Current			3,903,392	2.404.009

Non-current			17,785,554	15.934.488

(i)	The Company’s debts with national and international development agencies have bank guarantees. Guarantees are contracted with first-tier banks guaranteeing the total amount of debt.

Summary of Summary of Non-current Borrowings

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2017	December 31, 2016
13 to 24 months	2,087,933	2,910,978
25 to 36 months	2,188,717	2,438,100
37 to 48 months	1,334,529	2,282,419
49 to 60 months	1,051,146	1,372,229
61 to 72 months	1,762,197	1,097,584
73 to 84 months	4,914,452	1,629,307
85 to 96 months	429,244	199,967
Thereafter	4,017,336	4,003,904

	17,785,554	15,934,488

Summary of Carrying Amounts of Loans, Borrowings and Debentures

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2017	December 31, 2016
Reais (R$)	11,312,466	12,474,129
Dollar (US$) (i)	9,906,406	5,646,136
Pound (GBP)	470,074	218,232

	21,688,946	18,338,497

(i)	At December 31, 2017, all dated debts denominated in U.S. Dollars, in the subsidiaries, have currency risk protection through derivatives (Note 32).

Below are the movements that occurred for the year ended December 31, 2017.

At January 01, 2016	18,829,203

Raised	7,527,792
Payment	(8,652,290)
Interest, exchange rate and fair value	609,221
Other	24,571
At December 31, 2016	18,338,497

Raised	6,248,712
Payment	(5,441,667)
Interest, exchange rate and fair value	2,543,404

At December 31, 2017	21,688,946